Fair Value (Quantitative Information About Level 3 Fair Value Measurements) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	¥ 93,081,251		¥ 100,294,352
Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	1,312,628		1,209,628
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	6,876	[1]	33,649	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	32.60%		32.50%
Fair value inputs, Correlation between interest rates	42.10%		41.30%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	48.30%		51.90%
Fair value inputs, Correlation between interest rates	59.80%		63.30%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	37.30%	[2]	36.00%	[2]
Fair value inputs, Correlation between interest rates	58.10%	[2]	62.10%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	23,983	[1]	19,699	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.30%		0.00%
Fair value inputs, Recovery rate	60.00%		25.00%
Fair value inputs, Market-required return on capital	8.00%		15.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	1.90%		8.00%
Fair value inputs, Recovery rate	80.00%		90.00%
Fair value inputs, Market-required return on capital	10.00%		17.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Return On Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.90%	[2]	0.70%	[2]
Fair value inputs, Recovery rate	73.00%	[2]	56.20%	[2]
Fair value inputs, Market-required return on capital	9.40%	[2]	15.70%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	126,101	[1]	62,788	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.10%		0.10%
Fair value inputs, Recovery rate	14.00%		15.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	14.00%		14.20%
Fair value inputs, Recovery rate	68.40%		100.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.90%	[2]	4.20%	[2]
Fair value inputs, Recovery rate	40.70%	[2]	44.90%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	269	[1]	1,986	[1]
Significant unobservable inputs
Fair value inputs, Correlation between interest rates			63.30%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	32.60%		32.50%
Fair value inputs, Correlation between interest rates	52.20%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	44.60%		37.90%
Fair value inputs, Correlation between interest rates	59.80%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	36.90%	[2]	35.20%	[2]
Fair value inputs, Correlation between interest rates	59.50%	[2]	63.30%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	9,064	[1]	9,059	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	1.50%		1.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	2.50%		2.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	2.30%	[2]	2.30%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]

Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	90,420	[1]	72,640	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]

Significant unobservable inputs
Fair value inputs, Discount factor			1.00%
Fair value inputs, Prepayment rate			6.20%
Fair value inputs, Probability of default	4.60%		0.00%
Fair value inputs, Recovery rate	65.00%		0.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]

Significant unobservable inputs
Fair value inputs, Discount factor			1.20%
Fair value inputs, Prepayment rate			14.80%
Fair value inputs, Probability of default	5.10%		5.20%
Fair value inputs, Recovery rate	76.00%		76.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]

Significant unobservable inputs
Fair value inputs, Discount factor			1.10%	[2]
Fair value inputs, Prepayment rate			8.80%	[2]
Fair value inputs, Probability of default	5.00%	[2]	4.90%	[2]
Fair value inputs, Recovery rate	68.00%	[2]	65.40%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]

Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	430,386	[1]	289,398	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	11.00%		11.00%
Fair value inputs, Discount factor	1.50%		1.00%
Fair value inputs, Prepayment rate	4.50%		3.90%
Fair value inputs, Probability of default	0.00%		0.00%
Fair value inputs, Recovery rate	54.50%		53.60%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	14.00%		14.00%
Fair value inputs, Discount factor	5.80%		4.80%
Fair value inputs, Prepayment rate	44.80%		38.30%
Fair value inputs, Probability of default	88.80%		84.60%
Fair value inputs, Recovery rate	79.20%		69.80%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]

Significant unobservable inputs
Fair value inputs, Asset correlations	13.70%	[2]	13.50%	[2]
Fair value inputs, Discount factor	1.90%	[2]	1.50%	[2]
Fair value inputs, Prepayment rate	40.90%	[2]	32.60%	[2]
Fair value inputs, Probability of default		[2],[3]		[2],[3]
Fair value inputs, Recovery rate	77.70%	[2]	67.50%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	32,565	[1]	29,526	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.60%		0.50%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.80%		0.80%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	0.80%	[2]	0.80%	[2]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	182,613	[1]	104,957	[1]
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.00%		0.00%
Fair value inputs, Recovery rate	25.00%		25.00%
Fair value inputs, Market-required return on capital	8.00%		15.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	25.00%		8.00%
Fair value inputs, Recovery rate	90.00%		90.00%
Fair value inputs, Market-required return on capital	10.00%		17.00%
Level 3 [Member] | Trading Securities And Investment Securities [Member] | Other Debt Securities [Member] | Return On Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.70%	[2]	0.60%	[2]
Fair value inputs, Recovery rate	66.90%	[2]	64.80%	[2]
Fair value inputs, Market-required return on capital	9.70%	[2]	16.50%	[2]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	12,366	[1]	(2,533)	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Prepayment rate			0.00%
Fair value inputs, Probability of default	0.00%		0.30%
Fair value inputs, Correlation between interest rate and foreign exchange rate	31.20%		32.50%
Fair value inputs, Correlation between interest rates	22.80%		(0.10%)
Fair value inputs, Recovery rate	40.00%		40.00%
Fair value inputs, Volatility	27.10%		29.10%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Prepayment rate			2.30%
Fair value inputs, Probability of default	14.00%		12.50%
Fair value inputs, Correlation between interest rate and foreign exchange rate	48.30%		60.20%
Fair value inputs, Correlation between interest rates	99.40%		97.60%
Fair value inputs, Recovery rate	47.00%		51.00%
Fair value inputs, Volatility	39.50%		58.30%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	(7,038)	[1]	(16,806)	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	0.10%		0.40%
Fair value inputs, Correlation between interest rate and foreign exchange rate	31.20%		22.20%
Fair value inputs, Correlation between interest rates	38.80%		28.20%
Fair value inputs, Correlation between underlying assets	49.90%		44.10%
Fair value inputs, Recovery rate	40.00%		40.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	14.00%		14.20%
Fair value inputs, Correlation between interest rate and foreign exchange rate	58.70%		66.30%
Fair value inputs, Correlation between interest rates	78.70%		80.60%
Fair value inputs, Correlation between underlying assets	85.00%		82.80%
Fair value inputs, Recovery rate	47.00%		51.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	4,548	[1]	1,381	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and equity	24.90%		10.60%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and equity	49.00%		52.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	¥ (1,347)	[1]	¥ (1,987)	[1]
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between underlying assets	11.40%		11.60%
Fair value inputs, Recovery rate	37.00%		20.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between underlying assets	87.30%		88.20%
Fair value inputs, Recovery rate	37.00%		36.80%

[1]	The fair value as of March 31, 2013 and 2014 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
[3]	See "Probability of default" in "Sensitivity to and range of unobservable inputs".